ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of March 31, 2022, and September 30, 2021:

	March 31,	September 30,
	2022	2021
Accounts payable	$2,260,046	$1,147,585
Interest payable	194,725	106,631
Payroll liabilities	—	20,250
Other accrued liabilities	1,276,287	307,977
Accrued liabilities	1,471,012	434,858
Accrued royalties	2,597,676	633,463
Total accounts payable and accrued expenses	$6,328,734	$2,215,906

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of September 30, 2021, and September 30, 2020:

	September 30,	September 30,
	2021	2020
Accounts payable	$1,147,581	$253,677
Interest payable	106,631	166,290
Accrued liabilities	941,440	537,884
Payroll liabilities	20,250	44,855
Total accounts payable and accrued expenses	$2,215,902	$1,002,706